Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017		Mar. 31, 2016
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	¥ 26,581		¥ 38,933
Liability derivatives, Fair value	19,798		25,073
Interest rate swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	243,197		257,700
Interest rate swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	4,391		5,686
Interest rate swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	71		80
Interest rate swap agreements | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	8,258		4,856
Asset derivatives, Fair value	233		13
Interest rate swap agreements | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	176		235
Futures, foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	745,481		1,035,342
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	8,021		5,966
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	6,373		17,636
Futures, foreign exchange contracts | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	565,981	[1]	1,047,878	[2]
Futures, foreign exchange contracts | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	800	[1]	689	[2]
Futures, foreign exchange contracts | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	5,973	[1]	658	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	74,482		96,539
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	1,677		3,601
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	4,545		6,571
Foreign currency long- term-debt | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	280,266		225,711
Asset derivatives, Fair value	0		0
Liability derivatives, Fair value	0		0
Options held/written and other | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	224,064	[1]	246,068	[2]
Options held/written and other | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	1,071	[1]	3,637	[2]
Options held/written and other | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Asset derivatives, Fair value	5,804	[1]	8,789	[2]
Credit derivatives held/written | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	6,942		3,380
Asset derivatives, Fair value	0		0
Credit derivatives held/written | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives, Fair value	¥ 159		¥ 56

[1]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥46,063 million, futures contracts of ¥52,791 million and foreign exchange contracts of ¥16,690 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2017, respectively. Asset derivatives in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥1,708 million, ¥694 million and ¥57 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥37 million and ¥45 million at March 31, 2017, respectively.
[2]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥46,926 million, futures contracts of ¥51,021 million and foreign exchange contracts of ¥20,884 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2016, respectively. Asset derivatives in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥3,332 million, ¥25 million and ¥568 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥417 million and ¥98 million at March 31, 2016, respectively.